Minimum Annual Rental for Non-Cancelable Leases with Initial or Remaining Terms in Excess of One Year (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	$ 6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373
Total	$ 38,170